Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Common Stocks – 94.8%
Communications – 13.0%
Alphabet, Inc., Class C* ........................................................ 1,732 $ 180,128
Amazon.com, Inc.* ............................................................ 1,732 178,898
Meta Platforms, Inc., Class A* ................................................... 283 59,979
Okta, Inc.* ................................................................... 936 80,721
499,726
Consumer, Cyclical – 2.0%
Sonder Holdings, Inc.* ......................................................... 100,842 76,347
Consumer, Non-cyclical – 4.2%
Shift4 Payments, Inc., Class A* .................................................. 2,157 163,501
Technology – 75.6%
Advanced Micro Devices, Inc.* ................................................... 419 41,066
Apple, Inc. ................................................................... 488 80,471
Cloudflare, Inc., Class A* (a) ..................................................... 7,036 433,840
Confluent, Inc., Class A* ........................................................ 5,585 134,431
Crowdstrike Holdings, Inc., Class A* (a) ............................................ 2,899 397,917
Datadog, Inc., Class A* ......................................................... 863 62,706
Dropbox, Inc., Class A* ......................................................... 4,428 95,733
Elastic NV* .................................................................. 1,353 78,339
Fastly, Inc., Class A* ........................................................... 6,229 110,627
Microsoft Corp. ............................................................... 1,449 417,747
NVIDIA Corp. ................................................................. 354 98,331
PagerDuty, Inc.* .............................................................. 1,334 46,663
Palantir Technologies, Inc., Class A* .............................................. 17,712 149,666
Salesforce, Inc.* .............................................................. 505 100,889
SentinelOne, Inc., Class A* ...................................................... 6,802 111,281
Snowflake, Inc., Class A* ....................................................... 2,483 383,102
Zoom Video Communications, Inc., Class A* ........................................ 603 44,525
Zscaler, Inc.* ................................................................. 1,104 128,980
2,916,314
Total Common Stocks (Cost $3,516,401) ......................................................... 3,655,888
Number of
Contracts Notional Amount
Purchased Options – 3.8%
Calls – Exchange-Traded – 3.6%
Cloudflare, Inc., January Strike Price $230, Expires 1/19/24 .............. 198 $ 4,554,000 4,158
Crowdstrike Holdings, Inc., January Strike Price $260, Expires 1/19/24 ..... 49 1,274,000 7,669
Datadog, Inc., January Strike Price $290, Expires 1/19/24 ............... 63 1,827,000 819
Tesla, Inc., April Strike Price $245, Expires 4/28/23 ..................... 400 9,800,000 127,000
139,646

Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
Number of
Contracts Notional Amount Value
Purchased Options – 3.8% (continued)
Puts – Exchange-Traded – 0.2%
S&P 500 Mini Index, April Strike Price $396, Expires 4/21/23 ............. 12 $ 475,200 $ 2,490
S&P 500 Mini Index, May Strike Price $363, Expires 5/19/23 ............. 40 1,452,000 5,400
7,890
Total Purchased Options (Cost $590,607) .......................................................... 147,536
Shares
Money Market Funds – 34.4%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(b)
(Cost $1,328,021) ........................................................... 1,328,021 1,328,021
Total Investments – 133.0%
(Cost $5,435,029) ........................................................................... $ 5,131,445
Liabilities in Excess of Other Assets – (33.0)% ...................................................... (1,272,753)
Net Assets – 100.0% .......................................................................... $ 3,858,692
Number of
Contracts Notional Amount
Written Option – (0.1)%
Puts – Exchange-Traded – (0.1)%
S&P 500 Mini Index, May Strike Price $345, Expires 5/19/23
(Premiums Received $12,816) ................................... (40) (1,380,000) $ (2,800)
* Non Income Producing
(a) Securities with an aggregate market value of $582,950 have been pledged as collateral for options as of March 31, 2023.
(b) Rate shown reflects the 7-day yield as of March 31, 2023.
Summary of Investment Type
Industry
% of Net
Assets
Common Stocks ................................................................................. 94.8%
Purchased Options ............................................................................... 3.8%
Money Market Funds ............................................................................. 34.4%
Total Investments ................................................................................ 133.0%
Liabilities in Excess of Other Assets .................................................................. (33.0)%
Net Assets ..................................................................................... 100.0%